UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08765

Managed High Yield Plus Fund Inc.

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: May 31

Date of reporting period: February 29, 2008

Item 1. Schedule of Investments

Managed High Yield Plus Fund Inc.
Schedule of investments—February 29, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Corporate bonds—141.02%

Agriculture — 1.42%

Southern States Cooperative, Inc.
10.500%, due 11/01/10[1,2]	3,000,000	3,105,000

Automobile OEM — 1.05%

General Motors
8.375%, due 07/15/33[2]	3,000,000	2,295,000

Automotive parts — 4.02%

ArvinMeritor, Inc.
8.125%, due 09/15/15[2]	6,200,000	5,130,500

Stanadyne Corp.
10.000%, due 08/15/14[2]	4,000,000	3,640,000

		8,770,500

Building materials — 11.88%

Coleman Cable, Inc.
9.875%, due 10/01/12[2]	4,850,000	4,268,000

CPG International, Inc.
10.500%, due 07/01/13[2]	6,000,000	5,280,000

Dayton Superior Corp.
13.000%, due 06/15/09[2]	3,000,000	2,625,000

Interface, Inc.
10.375%, due 02/01/10[2]	4,075,000	4,258,375

Masonite Corp.
11.000%, due 04/06/15[2]	5,000,000	3,475,000

Masonite International Corp.
11.000%, due 04/06/15[2]	3,000,000	2,070,000

US Concrete, Inc.
8.375%, due 04/01/14[2]	4,800,000	3,960,000

		25,936,375

Business services/office equipment — 6.16%

Harland Clarke Holdings
9.500%, due 05/15/15[2]	7,750,000	5,735,000

Invensys PLC
9.875%, due 03/15/11[1,2]	576,000	607,533

Xerox Capital Trust I
8.000%, due 02/01/27[2]	7,000,000	7,114,891

		13,457,424

Chemicals — 5.62%

Ineos Group Holdings PLC
8.500%, due 02/15/16[1,2]	6,000,000	4,500,000

Momentive Performance
9.750%, due 12/01/14[2]	2,500,000	2,237,500
10.125%, due 12/01/14[2]	4,000,000	3,430,000
11.500%, due 12/01/16[2]	1,000,000	765,000

Montell Finance Co. BV
8.100%, due 03/15/27[1,2]	2,012,000	1,327,920

		12,260,420

Managed High Yield Plus Fund Inc.
Schedule of investments—February 29, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Corporate bonds—(continued)

Consumer products-durables — 1.04%

Da-Lite Screen Co., Inc.
9.500%, due 05/15/11[2]	2,500,000	2,275,000

Consumer products-non durables — 1.84%

Prestige Brands, Inc.
9.250%, due 04/15/12[2]	4,060,000	4,019,400

Consumer services — 5.48%

Ahern Rentals, Inc.
9.250%, due 08/15/13[2]	4,750,000	3,728,750

Ashtead Holdings PLC
8.625%, due 08/01/15[1,2]	2,000,000	1,630,000

Hertz Corp.
10.500%, due 01/01/16[2]	4,000,000	3,800,000

Sunstate Equipment Co.
10.500%, due 04/01/13[1,2]	3,500,000	2,800,000

		11,958,750

Defense/aerospace — 3.14%

Hawker Beechcraft Acquisition Co.
8.875%, due 04/01/15[2]	5,750,000	5,865,000
9.750%, due 04/01/17[2]	1,000,000	992,500

		6,857,500

Electric-generation — 1.23%

Mirant Americas Generation LLC
9.125%, due 05/01/31[2]	3,000,000	2,685,000

Electronics — 4.95%

NXP BV/NXP Funding LLC
9.500%, due 10/15/15[2]	6,000,000	4,976,280

Sanmina-SCI Corp.
7.741%, due 06/15/14[1,2,3]	1,500,000	1,380,000
8.125%, due 03/01/16[2]	5,000,000	4,450,000

		10,806,280

Finance-captive automotive — 3.02%

Ford Motor Credit Co. LLC
9.750%, due 09/15/10[2]	7,000,000	6,582,674

Finance-noncaptive consumer — 5.22%

Countrywide Financial Corp.
3.345%, due 05/05/08[2,3]	600,000	589,252

Countrywide Home Loan
3.250%, due 05/21/08[2]	3,975,000	3,867,516

Residential Capital LLC
5.646%, due 06/09/08[2,3]	7,800,000	6,942,000

		11,398,768

Managed High Yield Plus Fund Inc.
Schedule of investments—February 29, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Corporate bonds—(continued)

Finance-noncaptive diversified — 1.81%

GMAC LLC
7.250%, due 03/02/11[2]	2,000,000	1,687,972

8.000%, due 11/01/31[2]	3,000,000	2,267,976

		3,955,948

Food — 1.19%

Ameriqual Group LLC
9.500%, due 04/01/12[1,2]	4,000,000	2,600,000

Gaming — 10.81%

Circus & Eldorado Joint Venture
10.125%, due 03/01/12[2]	4,500,000	4,528,125

Inn Of The Mountain Gods Resort & Casino
12.000%, due 11/15/10[2]	4,400,000	4,334,000

Jacobs Entertainment, Inc.
9.750%, due 06/15/14[2]	6,750,000	5,602,500

Little Traverse Bay Bands of Odawa Indians
10.250%, due 02/15/14[1,2]	3,000,000	3,003,750

MTR Gaming Group, Inc., Series B
9.750%, due 04/01/10[2]	2,525,000	2,449,250

Pokagon Gaming Authority
10.375%, due 06/15/14[1,2]	2,983,000	3,102,320

Tropicana Entertainment LLC/Finance Corp.
9.625%, due 12/15/14[2]	1,200,000	576,000

		23,595,945

Health care — 3.14%

Community Health Systems
8.875%, due 07/15/15[2]	4,900,000	4,808,125

HCA, Inc.
9.125%, due 11/15/14[2]	2,000,000	2,040,000

		6,848,125

Home construction — 0.44%

Stanley Martin-Community LLC
9.750%, due 08/15/15[2]	2,000,000	960,000

Industrial-other — 4.31%

ARAMARK Services, Inc.
6.739%, due 02/01/15[2,3]	5,145,000	4,501,875

Mobile Services/Storage Group
9.750%, due 08/01/14[2]	5,250,000	4,908,750

		9,410,625

Media-broadcast/outdoor — 7.69%

CMP Susquehanna
9.875%, due 05/15/14[2]	5,775,000	3,818,719

LIN Television Corp.
6.500%, due 05/15/13[2]	2,000,000	1,810,000
Series B, 6.500%, due 05/15/13[2]	1,750,000	1,583,750

Sirius Satellite Radio
9.625%, due 08/01/13[2]	3,450,000	2,846,250

Managed High Yield Plus Fund Inc.
Schedule of investments—February 29, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Corporate bonds—(continued)

Media-broadcast/outdoor—(concluded)

Univision Communications
9.750%, due 03/15/15[1,2]	7,400,000	5,106,000

Young Broadcasting, Inc.
10.000%, due 03/01/11[2]	2,358,000	1,627,020

		16,791,739

Media-cable — 0.98%

CCH I Holdings LLC
10.000%, due 05/15/14[2]	3,000,000	1,455,000

Rainbow National Services LLC
10.375%, due 09/01/14[1,2]	648,000	690,120

		2,145,120

Media-publishing — 6.12%

American Color Graphics, Inc.
10.000%, due 06/15/10[2]	2,250,000	1,080,000

American Media Operation, Series B
10.250%, due 05/01/09[1,2]	145,440	99,626
10.250%, due 05/01/09[2]	4,000,000	2,740,000

Hollinger, Inc.
12.875%, due 03/01/111,4,*	975,000	97,500

Quebecor World Capital Corp.
4.875%, due 11/15/084,*	1,500,000	663,750
8.750%, due 03/15/161,4,*	4,625,000	2,243,125

Sheridan Acquisition Corp.
10.250%, due 08/15/11[2]	5,500,000	4,785,000

Vertis, Inc., Series B
10.875%, due 06/15/09[2]	5,125,000	1,652,813

		13,361,814

Media-services — 3.71%

Affinion Group, Inc.
10.125%, due 10/15/13[2]	4,000,000	3,920,000

Baker & Taylor, Inc.
11.500%, due 07/01/13[1,2]	4,500,000	4,179,375

		8,099,375

Metals/mining excluding steel — 2.72%

American Rock Salt Co. LLC
9.500%, due 03/15/14[2]	3,000,000	3,060,000

Neenah Corp.
9.500%, due 01/01/17[2]	4,000,000	2,880,000

		5,940,000

Packaging & containers — 5.41%

Exopack Holding Corp.
11.250%, due 02/01/14[2]	4,000,000	3,700,000

Graham Packaging Co.
9.875%, due 10/15/14[2]	3,000,000	2,557,500

Stone Container Finance
7.375%, due 07/15/14[2]	6,250,000	5,562,500

		11,820,000

Managed High Yield Plus Fund Inc.
Schedule of investments—February 29, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Corporate bonds—(continued)

Paper/forest products — 14.93%

Abitibi-Consolidated, Inc.
8.550%, due 08/01/10[2]	7,500,000	4,190,625

Ainsworth Lumber
7.250%, due 10/01/12[2]	7,500,000	4,781,250

Boise Cascade LLC
7.125%, due 10/15/14[2]	1,600,000	1,504,000

Bowater Canada Finance
7.950%, due 11/15/11[2]	7,750,000	5,076,250

Bowater, Inc.
9.500%, due 10/15/12[2]	1,250,000	787,500

Cellu Tissue Holdings, Inc.
9.750%, due 03/15/10[2]	5,000,000	4,625,000

Millar Western Forest
7.750%, due 11/15/13[2]	1,000,000	725,000

Newpage Corp.
10.000%, due 05/01/12[2]	4,000,000	4,010,000
12.000%, due 05/01/13[2]	1,000,000	985,000

Verso Paper Holdings LLC
9.125%, due 08/01/14[2]	1,000,000	942,500
11.375%, due 08/01/16[2]	5,500,000	4,977,500

		32,604,625

Real estate management services — 2.06%

Realogy Corp.
12.375%, due 04/15/15[2]	8,500,000	4,505,000

Retail-restaurants — 0.05%

Buffets, Inc.
12.500%, due 11/01/144,*	4,500,000	112,500

Retail-specialty — 3.01%

Brookstone Co., Inc.
12.000%, due 10/15/12[2]	4,400,000	4,092,000

GameStop Corp.
8.000%, due 10/01/12[2]	2,350,000	2,476,312

		6,568,312

Steel producers/products — 0.43%

Ryerson, Inc.
12.000%, due 11/01/15[1,2]	1,000,000	940,000

Technology-hardware — 2.72%

Freescale Semiconductor
8.875%, due 12/15/14[2]	1,200,000	978,000
10.125%, due 12/15/16[2]	7,000,000	4,970,000

		5,948,000

Technology-software — 4.23%

Sungard Data Systems, Inc.
10.250%, due 08/15/15[2]	6,250,000	6,218,750

Unisys Corp.
8.500%, due 10/15/15[2]	3,500,000	3,027,500

		9,246,250

Managed High Yield Plus Fund Inc.
Schedule of investments—February 29, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Corporate bonds—(concluded)

Telecom-satellite — 1.81%

Echostar DBS Corp.
6.625%, due 10/01/14[2]	1,000,000	962,500

Intelsat Subsidiary Holding Co. Ltd.
8.625%, due 01/15/15[2]	3,000,000	3,000,000

		3,962,500

Telecom-wireless — 2.60%

US Unwired, Inc., Series B
10.000%, due 06/15/12[2]	1,750,000	1,627,500

Wind Acquisition Finance SA
10.750%, due 12/01/15[1,2]	4,000,000	4,050,000

		5,677,500

Telecom-wirelines — 2.53%

Citizens Communications
9.000%, due 08/15/31[2]	6,000,000	5,520,000

Textile/apparel — 1.15%

Rafaella Apparel Group
11.250%, due 06/15/11[2]	3,333,000	2,499,750

Transportation services — 1.10%

Navios Maritime Holdings
9.500%, due 12/15/14[2]	2,500,000	2,406,250

Total corporate bonds (cost—$373,599,443)		307,927,469

	Number of
Security description	shares/units

Common stocks* — 0.02%

Consumer services — 0.00%

NCI Holdings, Inc.[5,6]	5,456	0

Energy-refining & marketing — 0.00%

Orion Refining Corp.[5,6]	1,253	0

Retail-restaurants — 0.00%

American Restaurant Group, Inc.[5,6]	129	0

Technology software — 0.01%

Knology, Inc.[2]	693	8,461

Telecom-wireless — 0.01%

American Tower Corp., Class A2	636	24,448

Telecom-wirelines — 0.00%

XO Holdings, Inc.[2]	1,052	1,736

Total common stocks (cost—$2,721,882)		34,645

Other equity security* — 0.00%

Media-cable — 0.00%

Adelphia Contingent Value Vehicle[5,6,7] (cost—$0)	2,000,000	0

Managed High Yield Plus Fund Inc.
Schedule of investments—February 29, 2008 (unaudited)

	Number of
Security description	warrants	Value ($)

Warrants* — 0.26%

Building materials — 0.00%

Dayton Superior Corp., strike @ $0.01 expires 06/15/09[5,6,8]	2,500	0

Energy-oilfield services — 0.26%

Key Energy Services, Inc., strike @ $4.88 expires 01/15/09[2]	4,500	563,063

Telecom-wirelines — 0.00%

Pathnet, Inc., strike @ $0.01, expires 04/15/08[5,6]	4,950	0

XO Holdings, Inc.,
Series A, strike @ $6.25, expires 01/16/10[2]	2,105	253
Series B, strike @ $7.50, expires 01/16/10[2]	1,578	79
Series C, strike @ $10.00, expires 01/16/10[2]	1,578	31

Total warrants (cost—$46,560)		563,426

	Face
	amount ($)

Repurchase agreement — 3.60%

Repurchase agreement dated 02/29/08 with State Street Bank & Trust Co., 1.260% due 03/03/08, collateralized by $4,649,511 US Treasury Bills, zero coupon due 04/15/08, $66,674 US Treasury Bills, zero coupon due 08/21/08, $161,215 US Treasury Bonds, 7.125% to 7.250% due 05/15/16 to 02/15/23 and $3,071,963 US Treasury Notes, 4.875% due 08/31/08; (value—$8,028,442); proceeds: $7,871,826 (cost—$7,871,000)	7,871,000	7,871,000

Total investments (cost—$384,238,885)[9,10] — 144.90%		316,396,540

Liabilities in excess of other assets — (44.90)%		(98,046,052)

Net assets — 100.00%		218,350,488

*	Non-income producing.

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 18.99% of net assets as of February 29, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2	Entire or partial amount pledged as collateral for bank loan.

3	Floating rate security. The interest rate shown is the current rate as of February 29, 2008.

4	Bond interest in default.

5	Illiquid securities representing 0.00% of net assets as of February 29, 2008.

6	Security is being fair valued by a valuation committee under the direction of the board of directors.

7	Represents contingent value vehicle (“CVV”) obligations. The CVV obligations represent units in a trust that was formed pursuant to a Plan of Reorganization of Adelphia Communications Corporation to hold certain litigation claims against Adelphia’s third party lenders, accountants and other parties.

Managed High Yield Plus Fund Inc.
Schedule of investments—February 29, 2008 (unaudited)

8	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.00% of net assets as of February 29, 2008, is considered illiquid and restricted. (See table below for more information).

Acquisition
			cost as a		Value as a
	Acquisition	Acquisition	percentage of	Value at	percentage of
Restricted security	date	cost ($)	net assets (%)	02/29/08 ($)	net assets (%)

Dayton Superior Corp., warrants, expiring 06/15/09	06/09/00	46,550	0.02	0	0.00

9	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at February 29, 2008 were $1,307,042 and $69,149,387, respectively, resulting in net unrealized depreciation of investments of $67,842,345.

10	The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available on the valuation date prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment manager and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Director’s (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. Occasionally, events affecting the value of foreign investments occur between the time at which they are determined and the close of the New York Stock Exchange (“NYSE”), which will not be reflected in the computation of the Fund’s net asset value. If events materially affecting the value of such securities occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. All investments quoted in foreign currencies will be valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund’s custodian.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of February 29, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of operations for a fiscal period.

GMAC	General Motors Acceptance Corporation

OEM	Original Equipment Manufacturer

Issuer breakdown by country or territory of origin	Percentage of total investments (%)

United States	84.9

Canada	8.0

United Kingdom	2.1

Netherlands	2.0

Luxembourg	1.3

Bermuda	0.9

Marshall Islands	0.8

Total	100.0

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated November 30, 2007.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed High Yield Plus Fund Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	April 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	April 29, 2008

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	April 29, 2008